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                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010*

FUND                                                                    PROSPECTUS DATE       FORM #
RiverSource Cash Management Fund                                         Sept. 29, 2009  S-6320-99 AG


On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Fund's investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

------------------------------------------------------------------------------------------------------------
NEW COMPANY NAME                     FORMER NAME/SERVICE PROVIDER         SERVICES
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Investments, LLC         Investment Management Services
Advisers, LLC
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Fund Distributors,       Distribution Services
Distributors, Inc.                   Inc.
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Service Corporation      Transfer Agent Services
Services Corp.
------------------------------------------------------------------------------------------------------------


In connection with the Columbia Transaction, the Columbia-branded funds (which does not include the Columbia money market funds) are part of a family of funds that includes the RiverSource, Seligman and Threadneedle funds (collectively, the Fund Family). Currently, the Columbia-branded funds do not share the same policies and procedures as the other funds in the Fund Family and, except as described below, may not be exchanged for shares of RiverSource, Seligman or Threadneedle funds.

Effective May 1, 2010, Class A, B and C shares of Columbia-branded funds (each a Columbia Fund) may be exchanged for the same share class (Class A, B or C) of RiverSource Cash Management Fund (the Fund). Until further notice, an exchange into the Fund from a Columbia Fund may not then be exchanged into another RiverSource, Seligman or Threadneedle fund. Columbia Fund shareholders may only exchange back from the Fund into the same share class of a Columbia Fund.

In connection with this limited exchangeability, the "BUYING AND SELLING SHARES" section of this prospectus is amended to include the following service information for Columbia Fund Class A, B and C shareholders:

If you maintain your account with a financial intermediary, you must contact that financial intermediary to purchase, exchange or sell shares of the Fund.

If you maintain your account directly with the Columbia Funds, you may use one of the following methods to request a purchase, exchange or sales of shares of the Fund.

BY MAIL: Mail your purchase, exchange or sale request to:

     Regular Mail: Columbia Funds, P.O. Box 8081, Boston MA 02266-8081

     Express Mail: Columbia Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call (800) 345-6611. A service fee may be charged against your account for each wire sent.

BY INTERNET: If you have an account established, contact Columbia Funds at
(800)345-6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Fund's transfer agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services. You may sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

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S-6320-11 A (5/10)

*Valid until next prospectus update.

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S-6320-11 A (5/10)